March 26, 2020 VIA EDGAR	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Master Portfolio Trust

Amendment No. 64 to Registration Statement on Form N-1A

Investment Company Act File No. 811-10407

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Master Portfolio Trust (the “Trust”) is Amendment No. 64 to the Trust’s Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann